Discontinued Operations	12 Months Ended
Dec. 31, 2020
Discontinued Operations
Discontinued Operations

21. Discontinued Operations

Historically, the Group had a strategy of developing Low‑Speed Small Electric Vehicles (“SEV”) and producing and selling its related battery packs.

In the first quarter of 2018, the Group determined to dispose the SEV business due to the shift on the Group’s business and product strategy. As a result, the long‑lived assets related to SEV production, including manufacturing facilities and IP, etc. have ceased to be used, and these assets were considered effectively abandoned. Accordingly, the related assets and liabilities of the SEV business were fully impaired with the impairment amount of RMB292,795 recognized in 2018.

Subsequent to the termination of the SEV business, the Group still sold the SEV battery packs to external customers, and in September 2019, the Group further decided to dispose the SEV battery packs business and located a potential buyer. In the first quarter of 2020, the Company completed the sale of the SEV battery packs business to an affiliate of the Company for a total cash consideration of RMB60,000.

The abandonment or the disposal of the SEV business and the related battery packs business represented strategic shifts of the Group and had a major impact on the Group’s financial results, and met the criteria for the discontinued operations. Therefore, the historical financial results of the SEV related business were classified as discontinued operation and the related assets and liabilities associated with the discontinued operations of the prior year were reclassified as assets/liabilities held for sale to provide comparable financial information.

The following tables set forth the assets, liabilities, results of operations and cash flows of the discontinued operations, which were included in the Group’s consolidated financial statements.

	As of
	December 31,	Disposal
	2019	Date
Cash and cash equivalents	147	295
Trade receivable	191	608
Amount due from related parties	832	832
Inventories	7,385	5,594
Prepayments and other current assets	9,044	9,066
Assets held for sale, current	17,599	16,395
Property, plant and equipment, net	29,539	29,010
Operating lease right‑of‑use assets, net	186	—
Other non‑current assets	528	528
Assets held for sale, non‑current	30,253	29,538
Total assets held for sale	47,852	45,933
Trade and notes payable	423	542
Operating lease liabilities, current	47	—
Accruals and other current liabilities	2,392	2,754
Total liabilities held for sale	2,862	3,296

	For the Year Ended December 31,
	2018	2019	2020
Revenues	8,376	9,654	870
Cost of sales	(12,264)	(18,981)	(2,437)
Gross loss	(3,888)	(9,327)	(1,567)
Operating expenses	(70,401)	(11,359)	(1,423)
Impairment of long‑lived assets	(292,795)	—	—
Loss from operations of discontinued operations	(367,084)	(20,686)	(2,990)
Others, net	62	24	—
Loss from discontinued operations before income tax expense	(367,022)	(20,662)	(2,990)
Income tax expense	—	—	—
Net loss from discontinued operations, net of tax	(367,022)	(20,662)	(2,990)

	For the Year Ended December 31,
	2018	2019	2020
Net cash (used in)/provided by discontinued operating activities	(65,925)	(11,395)	148
Net cash (used in)/provided by discontinued investing activities	(83,963)	(10,565)	59,705

The following table presents the gain on disposal of discontinued operations related to the disposal of SEV battery packs business for the year ended December 31, 2020:

For the Year Ended
December 31, 2020
Cash consideration received for sale of SEV battery packs business	60,000
Carrying value of net assets transferred	(42,637)
Gain on disposal of discontinued operations	17,363